Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 26,841	€ 28,686	€ 27,395
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	86	164	149
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,310	4,306	4,306
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	10,057	11,565	9,345
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,815	4,787	4,787
Telefónica United Kingdom | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,648	4,824	5,621
Telefónica Hispanoamérica | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,925	3,040	€ 3,187
Telefónica Hispanoamérica | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	978	1,022
Telefónica Hispanoamérica | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	739	813
Telefónica Hispanoamérica | Operating segments | Mexico
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	339	368
Telefónica Hispanoamérica | Operating segments | Argentina
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	161	217
Telefónica Hispanoamérica | Operating segments | Others Telefónica Hispanoamérica
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 708	€ 620